Stock Compensation Plans - Schedule of Stock-Based Compensation Expense by Award Type (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 9,171,000	$ 186,000	$ 9,461,000	$ 315,000	$ 825,000	$ 407,000
Stock options
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	507,000	157,000	768,000	251,000	703,000	264,000
Restricted stock awards
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	18,000	$ 29,000	47,000	$ 64,000	$ 122,000	$ 143,000
Restricted Stock Units
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	8,495,000		8,495,000
Employee stock purchase program
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 151,000		$ 151,000